OPERATING REVENUES - Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capitalized Contract Cost [Line Items]
Contract assets	$ 107,923	$ 62,958
Voyages in progress
Capitalized Contract Cost [Line Items]
Contract assets	38,145	27,621
Trade accounts receivable
Capitalized Contract Cost [Line Items]
Contract assets	60,568	25,615
Related party receivables
Capitalized Contract Cost [Line Items]
Contract assets	5,397	7,195
Other current assets
Capitalized Contract Cost [Line Items]
Contract assets	$ 3,813	$ 2,527